Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
Document Creation Date	dei_DocumentCreationDate	Oct. 23, 2018